RELATED PARTY DISCLOSURES (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY DISCLOSURES
Directors' And Officers' Compensation	$ 557	$ 2,261	$ 1,938
Share-based Payments	68	2,373	4,167
Total	$ 625	$ 4,634	$ 6,105